Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 2,019,087	$ 1,838,603
Due from Related Parties, Current	(1,533,000)	0
Dr. Henglong Chen and his affiliates
Related Party Transaction [Line Items]
Due to related parties	881,442	932,616
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Transaction [Line Items]
Due to related parties	1,058,188	864,623
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates
Related Party Transaction [Line Items]
Due to related parties	$ 79,457	$ 41,364